Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,951	$ 3,531
Short-term investments	685
Accounts receivable
Related parties	114	288
Unrelated parties	6,511	8,217
Loans and advances to related parties	295	82
Inventories	5,144	5,251
Deferred income tax	279	203
Unrealized gains on derivative instruments	281	595
Advances to suppliers	240	393
Recoverable taxes	1,793	2,230
Assets held for sale	789
Others.	1,234	946
Total current assets	25,316	21,736
Non-current assets
Property, plant and equipment, net	92,095	88,895
Intangible assets	1,043	1,135
Investments in affiliated companies, joint ventures and others investments	8,305	8,093
Other assets
Goodwill on acquisition of subsidiaries	2,973	3,026
Loans and advances
Related parties	544	509
Unrelated parties	175	210
Prepaid pension cost	2,392	1,666
Prepaid expenses	182	321
Judicial deposits	1,530	1,464
Recoverable taxes	685	587
Deferred income tax	893	594
Unrealized gains on derivative instruments	15	60
Deposit on incentive / reinvestment	149	229
Others	157	203
Total non-current assets	111,138	106,992
Total	136,454	128,728
Current liabilities
Suppliers	4,556	4,814
Payroll and related charges	1,062	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	1,532	1,495
Short-term debt	505	22
Loans from related parties	197	24
Provision for income taxes	544	507
Taxes payable and royalties	662	524
Employees postretirement benefits	112	147
Railway sub-concession agreement payable	65	66
Unrealized losses on derivative instruments	119	73
Provisions for asset retirement obligations	64	73
Liabilities associated with assets held for sale	39
Others	888	810
Total current liabilities	10,345	11,043
Non-current liabilities
Employees postretirement benefits	2,438	2,446
Loans from related parties	83	91
Long-term debt	26,894	21,538
Provisions for contingencies (Note 17 (b))	2,292	1,686
Unrealized losses on derivative instruments	968	663
Deferred income tax	3,953	5,654
Provisions for asset retirement obligations	1,803	1,697
Debentures	1,717	1,336
Others	1,877	2,460
Total non-current liabilities	42,025	37,571
Redeemable noncontrolling interest	367	505
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(367)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive loss	(7,513)	(5,673)
Undistributed retained earnings	38,588	41,130
Unappropriated retained earnings	13,354	4,482
Total Company stockholders' equity	82,150	77,715
Noncontrolling interests	1,567	1,894
Total stockholders' equity	83,717	79,609
Total	$ 136,454	$ 128,728